NEWBUILDINGS	12 Months Ended
Dec. 31, 2017
Newbuildings [Abstract]
Newbuildings
NEWBUILDINGS

The carrying value of newbuildings represents the accumulated costs we have paid by way of purchase installments and other capital expenditures together with capitalized loan interest. The carrying value of newbuildings at December 31, 2017 relates to five Capesize dry bulk newbuildings (December 31, 2016: eight Capesize and two Ultramax dry bulk newbuildings).

Movements in the two years ended December 31, 2017 are summarized as follows:

Balance at December 31, 2015	338,614
Installments and newbuilding supervision fees paid	265,083
Interest capitalized	2,258
Transfers to Vessels and Equipment	(425,393)
Balance at December 31, 2016	180,562
Installments and newbuilding supervision fees paid	152,501
Interest capitalized	—
Transfers to Vessels and Equipment	(227,336)
Balance at December 31, 2017	105,727

Refer to Note 32 for the delivery of the remaining five newbuildings.

In September 2017, we took delivery of the Golden Nimbus, a Capesize newbuilding, and paid a final installment including agreed extras of $29.3 million.

In February, 2017, we took delivery of the Golden Surabaya and Golden Savannah, two Capesize dry bulk newbuildings, and paid final installments including agreed extras of $67.7 million in total.

In January 2017, we took delivery of the Golden Virgo and Golden Libra, two Ultramax dry bulk newbuildings, and paid final installments including agreed extras of $31.3 million in total.

During 2017, we paid and capitalized in aggregate pre-delivery installments of $19.5 million and other capitalized costs of $4.7 million.

In October 2016, we took delivery of the Front Mediterranean, a Capesize newbuilding. Upon delivery, the final installment including agreed extras of $33.5 million was paid.

In August 2016, we took delivery of the Golden Leo, an Ultramax newbuilding. Upon delivery, the final installment including agreed extras of $15.7 million was paid.

In May 2016, we took delivery of the Golden Fulham, a Capesize newbuilding. Upon delivery, the final installment including agreed extras of $41.5 million was paid.

In February 2016, we took delivery of the Front Caribbean, a Capesize newbuilding. Upon delivery, the final installment including agreed extras of $33.4 million was paid.

In January 2016, we took delivery of the Golden Barnet and Golden Bexley, both Capesize newbuildings, and Golden Scape and Golden Swift, both Newcastlemax newbuildings. Upon delivery, aggregate final installments including agreed extras of $112.6 million were paid.

During 2016, we paid and capitalized in aggregate pre-delivery installments of $24.6 million and other capitalized costs $3.7 million.